Investments accounted for using the equity method (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of associates [abstract]
Summary of Carrying Value of Investments Accounted for Using the Equity Method
The Group’s carrying value of investments accounted for using the equity method were as follows:

(€ thousands)	Total investments at equity method
At December 31, 2022	22,648
Additions	13,073
Net income/(loss)	(2,237)
Translation differences	764
Business combinations	(21,505)
At June 30, 2023	12,743